Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - Pfizer Savings Plan - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for plan benefits per the financial statements	$ 24,197,074	$ 22,067,627
Adjustment of T. Rowe Price Stable Value Fund from contract value to fair value	(42,289)	(85,505)
Amounts allocated to withdrawing participants	(2,970)	(5,360)
Deemed distributions	(3,465)	(3,682)
Net assets available for plan benefits per Form 5500	$ 24,148,350	$ 21,973,080